INCOME TAX- Narrative (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax
Statutory income tax rate		25.00%	25.00%	25.00%
Deferred tax assets from net operating loss carry-forwards	¥ 94,704	¥ 94,704	¥ 70,985
Accumulated tax losses	407,800	407,800
Variable Interest Entity, Primary Beneficiary
Income Tax
Deferred tax assets from net operating loss carry-forwards	¥ 13,266	¥ 13,266
Qualified high and new technology enterprise
Income Tax
Preferential income tax rate		15.00%
Tax losses carryforward expiration period		10 years
UNITED STATES | California corporate franchise tax
Income Tax
Tax losses carryforward expiration period		20 years
China
Income Tax
Statutory income tax rate		25.00%
Percentage of purchase of equipment and appliances as tax deductible items	200.00%
Percentage of tax deduction on qualified research and development expenses	200.00%	175.00%
Tax losses carryforward expiration period		5 years
Hong Kong
Income Tax
Statutory income tax rate		16.50%